Average Annual Total Returns{- Fidelity Series Emerging Markets Debt Fund} - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-02 - Fidelity Series Emerging Markets Debt Fund	Fidelity Series Emerging Markets Debt Fund Return Before Taxes Past 1 year	Fidelity Series Emerging Markets Debt Fund Return Before Taxes Past 5 years	Fidelity Series Emerging Markets Debt Fund Return Before Taxes Past 10 years	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions Past 1 year	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions Past 5 years	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions Past 10 years	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions and Sales Past 10 years	JP045 Past 1 year	JP045 Past 5 years	JP045 Past 10 years
Total	(0.60%)	3.94%	5.17%	(2.39%)	1.51%	2.63%	(0.36%)	1.95%	2.85%	(1.51%)	4.47%	4.95%